Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000202342
Average Annual Return [Line Items]
Average Annual Return, Percent	8.26%	4.42%	5.00%
Without Sales Load [Member] | C000202343
Average Annual Return [Line Items]
Average Annual Return, Percent	7.85%	4.17%	4.74%
Without Sales Load [Member] | C000202344
Average Annual Return [Line Items]
Average Annual Return, Percent	1.38%	(0.21%)	1.42%
Without Sales Load [Member] | C000202345
Average Annual Return [Line Items]
Average Annual Return, Percent	1.13%	(0.50%)	1.11%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	2.04%	0.06%	1.73%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	2.04%	0.06%	1.73%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.19%	4.20%	5.16%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.19%	4.20%	5.16%